Intangible Assets (Table)	12 Months Ended
Dec. 31, 2014
Intangible Assets
Schedule of intangible assets

	December 31, 2014
	Weighted Amortization Period	Gross Intangible Asset	Accumulated Amortization	Net Intangible Asset
Core deposit intangibles	5.0 years	$2,380	$1,170	$1,210
Other intangible assets	4.9 years	107	56	51

		$2,487	$1,226	$1,261

	December 31, 2013
	Weighted Amortization Period	Gross Intangible Asset	Accumulated Amortization	Net Intangible Asset
Core deposit intangibles	6.0 years	$2,380	$875	$1,505
Other intangible assets	5.9 years	107	45	62

		$2,487	$920	$1,567

Schedule of the estimated aggregate future amortization expense for intangible assets

The estimated aggregate future amortization expense for intangible assets remaining as of December 31, 2014 was as follows:

Year	Amount
2015	301
2016	297
2017	297
2018	206
2019	87
Thereafter	73

$1,261